Employee Benefit Arrangements - Plan Assets, Allocation (Details) (Pension Plans)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	34.00%	45.00%
Target allocation, maximum	67.00%	70.00%
Actual allocation	51.10%	53.00%
Large-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	26.40%	29.40%
Small/Mid-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	5.90%	6.80%
International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	14.20%	12.40%
Other
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.60%	4.40%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	30.00%	25.00%
Target allocation, maximum	50.00%	40.00%
Actual allocation	39.20%	37.60%
U.S. Treasuries, short term investments, cash and futures
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	10.00%	13.80%
U.S. government agencies and authorities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	3.80%	5.70%
U.S. corporate, state and municipalities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	22.00%	7.80%
Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	3.10%	2.90%
Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.20%	4.70%
Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.00%	2.30%
Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.10%	0.40%
Other investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation, minimum	6.00%	6.00%
Target allocation, maximum	14.00%	14.00%
Actual allocation	9.70%	9.40%
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.90%	4.50%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	4.80%	4.90%